UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2016

Item 1. Schedule of Investments.

Lazard Retirement Series, Inc. Portfolios of Investments September 30, 2016 (unaudited)

Description	Shares	Fair Value
Lazard Retirement US Strategic Equity Portfolio
Common Stocks | 98.0%
Aerospace & Defense | 2.1%
United Technologies Corp.	2,125	$215,900
Auto Components | 3.1%
Delphi Automotive PLC	2,620	186,858
Johnson Controls International PLC	2,755	128,190
		315,048
Banks | 3.9%
Bank of America Corp.	20,360	318,634
KeyCorp.	6,500	79,105
		397,739
Beverages | 3.2%
Molson Coors Brewing Co., Class B	2,925	321,165
Capital Markets | 4.9%
CBOE Holdings, Inc.	1,660	107,651
Intercontinental Exchange, Inc.	820	220,875
The Charles Schwab Corp.	5,210	164,480
		493,006
Commercial Services & Supplies | 1.1%
Copart, Inc. (a)	2,085	111,673
Communications Equipment | 5.2%
Cisco Systems, Inc.	12,795	405,858
Motorola Solutions, Inc.	1,590	121,285
		527,143
Containers & Packaging | 1.1%
Crown Holdings, Inc. (a)	1,900	108,471
Diversified Telecommunication Services | 1.7%
AT&T, Inc.	4,285	174,014
Electrical Equipment | 3.2%
Eaton Corp. PLC	2,365	155,404
Rockwell Automation, Inc.	1,360	166,382
		321,786
Energy Equipment & Services | 1.7%
Schlumberger, Ltd.	2,165	170,256
Equity Real Estate Investment Trusts (REITs) | 0.6%
Host Hotels & Resorts, Inc.	4,205	65,472
Food & Staples Retailing | 3.2%
CVS Health Corp.	1,650	146,834
Walgreens Boots Alliance, Inc.	2,160	174,139
		320,973
Food Products | 1.4%
Kellogg Co.	1,820	140,995
Description	Shares	Fair Value
Health Care Equipment & Supplies | 1.2%
Stryker Corp.	1,070	$124,559
Health Care Providers & Services | 1.4%
Aetna, Inc.	1,255	144,890
Hotels, Restaurants & Leisure | 1.5%
McDonald’s Corp.	610	70,370
Norwegian Cruise Line Holdings, Ltd. (a)	2,120	79,924
		150,294
Household Products | 3.9%
The Procter & Gamble Co.	4,380	393,105
Industrial Conglomerates | 2.0%
Honeywell International, Inc.	1,775	206,947
Insurance | 2.6%
Aon PLC	1,675	188,421
The Hartford Financial Services Group, Inc.	1,675	71,723
		260,144
Internet Software & Services | 7.7%
Alphabet, Inc., Class A (a)	610	490,477
Alphabet, Inc., Class C (a)	53	41,196
eBay, Inc. (a)	7,435	244,611
		776,284
IT Services | 4.3%
Fidelity National Information Services, Inc.	1,650	127,100
Vantiv, Inc., Class A (a)	1,315	73,995
Visa, Inc., Class A	2,845	235,281
		436,376
Life Sciences Tools & Services | 0.7%
Quintiles Transnational Holdings, Inc. (a)	925	74,980
Machinery | 0.7%
Deere & Co.	885	75,535
Marine | 0.6%
Kirby Corp. (a)	925	57,498
Media | 1.5%
The Madison Square Garden Co. Class A (a)	920	155,857
Multiline Retail | 1.1%
J.C. Penney Co., Inc. (a)	12,450	114,789
Oil, Gas & Consumable Fuels | 4.4%
Chevron Corp.	1,580	162,613
EOG Resources, Inc.	1,145	110,733
Pioneer Natural Resources Co.	595	110,462
Valero Energy Corp.	1,115	59,095
		442,903
Pharmaceuticals | 14.0%
Allergan PLC (a)	1,320	304,009

Description	Shares	Fair Value
Lazard Retirement US Strategic Equity Portfolio (concluded)
Eli Lilly & Co.	1,865	$149,685
Mallinckrodt PLC (a)	1,405	98,041
Pfizer, Inc.	11,640	394,247
Zoetis, Inc.	9,158	476,307
		1,422,289
Road & Rail | 1.1%
Union Pacific Corp.	1,100	107,283
Semiconductors & Semiconductor Equipment | 5.5%
Applied Materials, Inc.	4,575	137,936
NXP Semiconductors NV (a)	1,915	195,349
Skyworks Solutions, Inc.	3,010	229,182
		562,467
Software | 3.8%
Microsoft Corp.	6,655	383,328
Specialty Retail | 1.5%
Advance Auto Parts, Inc.	1,038	154,787
Technology Hardware, Storage & Peripherals | 1.6%
Apple, Inc.	1,459	164,940
Textiles, Apparel & Luxury Goods | 0.5%
Deckers Outdoor Corp. (a)	855	50,915
Total Common Stocks (Cost $8,890,754)		9,943,811
Short-Term Investment | 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $238,331)	238,331	238,331
Total Investments l 100.3% (Cost $9,129,085) (b)		$10,182,142
Liabilities in Excess of Cash and Other Assets l (0.3)%		(31,286)
Net Assets l 100.0%		$10,150,856

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio
Common Stocks | 96.9%
Aerospace & Defense | 1.1%
B/E Aerospace, Inc.	12,665	$654,274
Air Freight & Logistics | 1.0%
Echo Global Logistics, Inc. (a)	24,305	560,473
Airlines | 1.7%
Alaska Air Group, Inc.	14,635	963,861
Auto Components | 3.5%
Fox Factory Holding Corp. (a)	38,675	888,365
Gentherm, Inc. (a)	11,495	361,173
Modine Manufacturing Co. (a)	66,870	793,078
		2,042,616
Banks | 7.6%
Comerica, Inc.	19,575	926,289
Home Bancshares, Inc.	45,150	939,572
PacWest Bancorp	23,300	999,803
Signature Bank (a)	6,065	718,399
Webster Financial Corp.	20,980	797,450
		4,381,513
Biotechnology | 2.2%
Cellectis SA ADR (a)	22,300	536,984
United Therapeutics Corp. (a)	6,180	729,734
		1,266,718
Building Products | 2.9%
Continental Building Products, Inc. (a)	16,665	349,799
Owens Corning	12,170	649,756
PGT, Inc. (a)	63,815	680,906
		1,680,461
Capital Markets | 2.9%
CBOE Holdings, Inc.	11,210	726,968
Morningstar, Inc.	11,880	941,728
		1,668,696
Chemicals | 5.1%
Calgon Carbon Corp.	67,060	1,017,300
Ingevity Corp. (a)	14,930	688,273
Innospec, Inc.	10,600	644,586
Valvoline, Inc.	26,300	617,787
		2,967,946
Communications Equipment | 1.3%
Ciena Corp. (a)	34,695	756,351
Construction & Engineering | 0.9%
EMCOR Group, Inc.	9,080	541,350
Description	Shares	Fair Value
Containers & Packaging | 1.6%
Crown Holdings, Inc. (a)	16,100	$919,149
Electric Utilities | 1.3%
PNM Resources, Inc.	23,085	755,341
Electrical Equipment | 2.2%
Generac Holdings, Inc. (a)	16,185	587,516
Regal-Beloit Corp.	11,860	705,551
		1,293,067
Electronic Equipment, Instruments & Components | 2.6%
FLIR Systems, Inc.	28,405	892,485
Littelfuse, Inc.	4,680	602,831
		1,495,316
Energy Equipment & Services | 1.6%
Newpark Resources, Inc. (a)	12,000	88,320
Oceaneering International, Inc.	29,610	814,571
		902,891
Equity Real Estate Investment Trusts (REITs) | 8.9%
American Campus Communities, Inc.	19,355	984,589
DCT Industrial Trust, Inc.	20,630	1,001,586
Extra Space Storage, Inc.	7,860	624,163
Kilroy Realty Corp.	12,950	898,083
Tanger Factory Outlet Centers, Inc.	23,045	897,833
UDR, Inc.	19,800	712,602
		5,118,856
Food & Staples Retailing | 0.9%
Sprouts Farmers Market, Inc. (a)	24,200	499,730
Health Care Equipment & Supplies | 2.4%
DENTSPLY SIRONA, Inc.	7,967	473,479
STERIS PLC	12,495	913,384
		1,386,863
Health Care Providers & Services | 1.1%
Team Health Holdings, Inc. (a)	20,365	663,084
Hotels, Restaurants & Leisure | 1.2%
Bloomin’ Brands, Inc.	39,400	679,256
Insurance | 6.2%
Arch Capital Group, Ltd. (a)	14,390	1,140,551
Argo Group International Holdings, Ltd.	16,654	939,619
Reinsurance Group of America, Inc.	7,970	860,282
Validus Holdings, Ltd.	12,630	629,226
		3,569,678
Internet Software & Services | 1.4%
j2 Global, Inc.	11,805	786,331
IT Services | 3.4%
Leidos Holdings, Inc.	20,875	903,470

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio (concluded)
Vantiv, Inc., Class A (a)	18,315	$1,030,585
		1,934,055
Leisure Products | 0.6%
Polaris Industries, Inc.	4,590	355,450
Life Sciences Tools & Services | 3.1%
Quintiles Transnational Holdings, Inc. (a)	11,240	911,115
VWR Corp. (a)	31,120	882,563
		1,793,678
Machinery | 3.8%
Altra Industrial Motion Corp.	20,770	601,707
Tennant Co.	7,455	483,084
TriMas Corp. (a)	30,905	575,142
Woodward, Inc.	8,475	529,518
		2,189,451
Marine | 1.4%
Kirby Corp. (a)	13,300	826,728
Media | 1.6%
Scholastic Corp.	23,050	907,248
Multi-Utilities | 1.5%
CMS Energy Corp.	20,350	854,904
Oil, Gas & Consumable Fuels | 2.6%
Antero Resources Corp. (a)	32,918	887,140
Matador Resources Co. (a)	25,610	623,348
Range Resources Corp.	1	19
		1,510,507
Real Estate Management & Development | 1.1%
Jones Lang LaSalle, Inc.	5,715	650,310
Semiconductors & Semiconductor Equipment | 4.9%
Brooks Automation, Inc.	49,850	678,459
Cypress Semiconductor Corp.	56,150	682,784
MACOM Technology Solutions Holdings, Inc. (a)	12,210	516,971
Microsemi Corp. (a)	23,185	973,306
		2,851,520
Software | 2.8%
Bottomline Technologies de, Inc. (a)	14,825	345,571
BroadSoft, Inc. (a)	11,295	525,782
Red Hat, Inc. (a)	9,225	745,657
		1,617,010
Specialty Retail | 4.6%
Advance Auto Parts, Inc.	2,795	416,791
Chico’s FAS, Inc.	68,160	811,104
Foot Locker, Inc.	11,985	811,624
Description	Shares	Fair Value
Sally Beauty Holdings, Inc. (a)	22,815	$585,889
		2,625,408
Technology Hardware, Storage & Peripherals | 1.6%
NCR Corp. (a)	28,560	919,346
Textiles, Apparel & Luxury Goods | 1.4%
Steven Madden, Ltd. (a)	22,820	788,659
Trading Companies & Distributors | 0.9%
Beacon Roofing Supply, Inc. (a)	12,575	529,030
Total Common Stocks (Cost $51,753,838)		55,907,125
Short-Term Investment | 3.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $1,818,770)	1,818,770	1,818,770
Total Investments l 100.1% (Cost $53,572,608) (b)		$57,725,895
Liabilities in Excess of Cash and Other Assets l (0.1)%		(56,286)
Net Assets l 100.0%		$57,669,609

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio
Common Stocks | 95.7%
Australia | 3.8%
BHP Billiton PLC	937,493	$14,090,399
Caltex Australia, Ltd.	448,180	11,830,825
		25,921,224
Belgium | 4.2%
Anheuser-Busch InBev SA/NV	171,801	22,552,955
KBC Group NV (a)	116,296	6,769,818
		29,322,773
Brazil | 1.1%
BB Seguridade Participacoes SA	842,900	7,744,370
Canada | 5.2%
Canadian National Railway Co.	122,890	8,033,116
MacDonald Dettwiler & Associates, Ltd.	92,785	5,657,837
National Bank of Canada	297,700	10,556,046
Suncor Energy, Inc.	407,640	11,316,170
		35,563,169
Denmark | 1.2%
Carlsberg A/S, Class B	84,237	8,047,798
Finland | 2.1%
Sampo Oyj, A Shares	320,299	14,247,472
France | 8.5%
Air Liquide SA	101,301	10,854,518
Capgemini SA	150,397	14,728,919
TOTAL SA	145,085	6,876,612
Valeo SA	219,876	12,822,248
Vinci SA	179,272	13,708,146
		58,990,443
Germany | 3.2%
GEA Group AG	134,689	7,471,005
SAP SE	161,827	14,724,310
		22,195,315
Ireland | 5.2%
James Hardie Industries PLC	460,133	7,217,488
Ryanair Holdings PLC Sponsored ADR	118,723	8,907,787
Shire PLC	307,129	19,851,226
		35,976,501
Israel | 2.2%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	332,550	15,300,625
Italy | 1.2%
Azimut Holding SpA	304,043	4,476,094
Description	Shares	Fair Value
Mediaset SpA	1,235,119	$3,877,921
		8,354,015
Japan | 18.9%
ABC-Mart, Inc.	118,700	8,067,266
Daiwa House Industry Co., Ltd.	692,100	18,956,001
Don Quijote Holdings Co., Ltd.	407,300	14,927,940
Isuzu Motors, Ltd.	853,500	10,036,962
Japan Tobacco, Inc.	264,900	10,822,503
KDDI Corp.	580,500	17,863,473
Makita Corp.	143,800	10,226,468
Seven & I Holdings Co., Ltd.	280,000	13,232,751
Sony Corp.	398,600	13,023,990
Sumitomo Mitsui Financial Group, Inc.	278,400	9,382,898
United Arrows, Ltd.	147,700	3,591,579
		130,131,831
Luxembourg | 0.7%
RTL Group SA	59,518	4,939,191
Netherlands | 5.3%
Koninklijke KPN NV	1,824,516	6,056,476
Royal Dutch Shell PLC, A Shares	668,162	16,582,444
Wolters Kluwer NV	325,443	13,927,006
		36,565,926
Norway | 1.5%
Telenor ASA	589,976	10,144,759
Philippines | 0.5%
Alliance Global Group, Inc.	9,756,600	3,194,839
Spain | 1.0%
Red Electrica Corporacion SA	329,804	7,109,183
Sweden | 3.5%
Assa Abloy AB, Class B	684,388	13,896,311
Swedbank AB, A Shares	444,229	10,432,012
		24,328,323
Switzerland | 5.9%
Novartis AG	345,285	27,153,653
Wolseley PLC	241,034	13,586,454
		40,740,107
Taiwan | 2.3%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	514,100	15,726,319
Thailand | 0.7%
Kasikornbank Public Co. Ltd.	932,400	5,068,961
Turkey | 0.7%
Turkiye Garanti Bankasi AS	1,886,783	5,011,909
United Kingdom | 13.8%
British American Tobacco PLC	325,518	20,817,648

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio (concluded)
Direct Line Insurance Group PLC	1,029,025	$4,865,593
Howden Joinery Group PLC	966,398	5,408,053
Informa PLC	672,389	6,211,806
J Sainsbury PLC	2,089,197	6,651,906
Provident Financial PLC	228,313	8,953,885
Prudential PLC	1,070,484	18,999,457
RELX PLC	685,007	12,999,093
Unilever PLC	210,910	9,998,610
		94,906,051
United States | 3.0%
Aon PLC	118,975	13,383,498
Signet Jewelers, Ltd.	97,641	7,277,183
		20,660,681
Total Common Stocks (Cost $564,219,403)		660,191,785
Short-Term Investment | 3.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $25,592,836)	25,592,836	25,592,836
Total Investments l 99.4% (Cost $589,812,239) (b)		$685,784,621
Cash and Other Assets in Excess of Liabilities l 0.6%		4,272,039
Net Assets l 100.0%		$690,056,660

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio
Common Stocks | 96.9%
Argentina | 1.4%
YPF SA Sponsored ADR	862,634	$15,717,191
Brazil | 10.6%
Ambev SA ADR	2,924,400	17,809,596
Banco do Brasil SA	3,365,266	23,593,028
BB Seguridade Participacoes SA	2,125,600	19,529,520
CCR SA	3,218,100	16,762,638
Cielo SA	2,387,054	23,862,099
Localiza Rent a Car SA	781,115	9,525,705
Natura Cosmeticos SA	665,400	6,389,755
		117,472,341
China | 16.2%
AAC Technologies Holdings, Inc.	1,156,500	11,711,013
Baidu, Inc. Sponsored ADR (a)	169,700	30,897,279
China Construction Bank Corp., Class H	58,680,390	43,797,598
China Mobile, Ltd. Sponsored ADR	519,049	31,931,895
China Shenhua Energy Co., Ltd., Class H	4,516,829	8,960,086
CNOOC, Ltd.	7,902,000	9,956,529
NetEase, Inc. ADR	134,800	32,457,144
Weichai Power Co., Ltd., Class H	7,060,932	9,517,740
		179,229,284
Egypt | 0.9%
Commercial International Bank Egypt SAE GDR	2,503,291	9,875,456
Hong Kong | 0.3%
Huabao International Holdings, Ltd. (a)	9,670,000	3,733,760
Hungary | 1.6%
OTP Bank Nyrt.	682,606	17,974,484
India | 10.0%
Axis Bank, Ltd.	2,743,029	22,489,508
Bajaj Auto, Ltd.	231,398	9,898,448
Bharat Heavy Electricals, Ltd.	2,506,622	5,096,005
HCL Technologies, Ltd.	1,086,435	13,029,622
Hero MotoCorp, Ltd.	346,621	17,872,490
Oil and Natural Gas Corp., Ltd.	220,543	853,481
Punjab National Bank (a)	5,875,030	12,523,295
Tata Consultancy Services, Ltd.	783,194	28,690,884
		110,453,733
Indonesia | 6.6%
PT Astra International Tbk	22,998,900	14,613,002
PT Bank Mandiri (Persero) Tbk	21,675,029	18,682,073
PT Semen Indonesia (Persero) Tbk	9,501,700	7,382,516
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	455,000	30,066,400
Description	Shares	Fair Value
PT United Tractors Tbk	2,052,840	$2,790,187
		73,534,178
Malaysia | 0.6%
British American Tobacco Malaysia Berhad	577,800	6,865,395
Mexico | 3.2%
America Movil SAB de CV, Class L Sponsored ADR	1,341,948	15,351,885
Grupo Mexico SAB de CV, Series B	4,114,197	10,061,771
Kimberly-Clark de Mexico SAB de CV, Series A	4,271,362	9,661,906
		35,075,562
Pakistan | 2.0%
Habib Bank, Ltd.	4,359,600	9,244,522
Oil & Gas Development Co., Ltd.	3,279,300	4,453,904
Pakistan Petroleum, Ltd.	5,144,402	8,089,228
		21,787,654
Philippines | 1.0%
PLDT, Inc. Sponsored ADR	306,900	10,947,123
Russia | 8.9%
ALROSA PAO (a)	6,613,700	9,110,358
Gazprom PJSC Sponsored ADR	3,402,719	14,335,703
Lukoil PJSC Sponsored ADR	423,337	20,578,289
Magnit PJSC Sponsored GDR (c), (d)	108,375	4,518,154
Magnit PJSC Sponsored GDR	57,639	2,402,970
Mobile TeleSystems PJSC Sponsored ADR	1,805,420	13,775,354
Sberbank of Russia PJSC (a)	14,913,329	34,571,751
		99,292,579
South Africa | 8.7%
Bid Corp., Ltd.	283,195	5,359,472
Imperial Holdings, Ltd.	817,112	9,978,307
Life Healthcare Group Holdings, Ltd.	2,924,926	8,077,976
Nedbank Group, Ltd.	590,682	9,588,685
PPC, Ltd.	8,576,515	3,359,738
Sanlam, Ltd.	2,031,224	9,468,283
Shoprite Holdings, Ltd.	1,233,255	17,223,909
Standard Bank Group, Ltd.	983,441	10,104,366
The Bidvest Group, Ltd.	468,885	5,528,497
Vodacom Group, Ltd.	754,698	8,484,470
Woolworths Holdings, Ltd.	1,627,632	9,180,750
		96,354,453
South Korea | 13.1%
Coway Co., Ltd.	151,043	13,068,562
Hanwha Life Insurance Co., Ltd.	1,874,944	9,835,115
Hyundai Mobis Co., Ltd.	74,708	18,704,379
KB Financial Group, Inc.	326,393	11,212,891
KT&G Corp.	72,977	8,311,533

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
Samsung Electronics Co., Ltd.	27,862	$40,607,383
Shinhan Financial Group Co., Ltd.	646,348	23,675,461
SK Hynix, Inc.	538,610	19,712,229
		145,127,553
Taiwan | 5.5%
Hon Hai Precision Industry Co., Ltd.	3,589,151	9,086,960
Taiwan Semiconductor Manufacturing Co., Ltd.	8,920,642	52,317,389
		61,404,349
Thailand | 1.6%
Kasikornbank Public Co. Ltd.	1,131,036	6,148,840
PTT Exploration & Production Public Co. Ltd.	1,596,335	3,731,692
The Siam Cement Public Co. Ltd.	551,650	8,272,619
		18,153,151
Turkey | 4.7%
Akbank TAS	4,823,787	12,956,422
KOC Holding AS	2,217,366	9,525,651
Tupras-Turkiye Petrol Rafinerileri AS	397,659	7,541,637
Turk Telekomunikasyon AS	1,637,551	3,100,818
Turkcell Iletisim Hizmetleri AS (a)	2,738,913	8,880,311
Turkiye Is Bankasi AS, C Shares	6,153,624	9,762,695
		51,767,534
Total Common Stocks (Cost $1,063,745,735)		1,074,765,780
Short-Term Investment | 3.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $39,763,719)	39,763,719	39,763,719
Total Investments l 100.5% (Cost $1,103,509,454) (b)		$1,114,529,499
Liabilities in Excess of Cash and Other Assets l (0.5)%		(5,626,665)
Net Assets l 100.0%		$1,108,902,834

		Fair
Description	Shares	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio
Common Stocks | 60.5%
Australia | 2.2%
AGL Energy, Ltd.	10,646	$155,505
Amcor, Ltd.	17,699	205,801
Aristocrat Leisure, Ltd.	18,376	222,917
Blackmores, Ltd.	1,446	129,641
BlueScope Steel, Ltd.	17,426	103,540
Cochlear, Ltd.	1,112	120,545
CSL, Ltd.	19,132	1,571,219
Goodman Group REIT	28,471	159,037
Harvey Norman Holdings, Ltd.	85,964	343,107
Investa Office Fund REIT	46,889	164,222
JB Hi-Fi, Ltd.	22,155	493,485
Magellan Financial Group, Ltd.	12,516	208,538
Mirvac Group REIT	154,269	265,041
Regis Resources, Ltd.	187,022	540,558
Resolute Mining, Ltd.	459,240	676,339
Sandfire Resources NL	32,912	127,546
Saracen Mineral Holdings, Ltd. (a)	181,855	196,019
Telstra Corp., Ltd.	81,554	323,904
The GPT Group REIT	55,763	216,411
Wesfarmers, Ltd.	4,323	146,255
		6,369,630
Belgium | 0.6%
Anheuser-Busch InBev SA/NV Sponsored ADR	11,545	1,517,128
Telenet Group Holding NV (a)	3,150	164,295
		1,681,423
Canada | 2.7%
Alamos Gold, Inc., Class A	20,820	171,391
Alimentation Couche-Tard, Inc., Class B	4,623	224,041
ATCO, Ltd., Class I	6,505	231,154
BCE, Inc.	11,712	540,897
Canadian Imperial Bank of Commerce	21,142	1,639,373
Canadian National Railway Co.	14,574	953,062
CGI Group, Inc., Class A (a)	11,346	540,426
CI Financial Corp.	7,399	141,951
Colliers International Group, Inc.	3,637	152,666
Constellation Software, Inc.	332	149,664
Corus Entertainment, Inc., B Shares	11,942	110,595
Dollarama, Inc.	4,109	320,809
Emera, Inc.	3,125	112,690
Enbridge, Inc.	5,151	226,386
First Quantum Minerals, Ltd.	13,857	114,705
Genworth MI Canada, Inc.	7,116	183,114
Intact Financial Corp.	4,415	319,157
		Fair
Description	Shares	Value
Linamar Corp.	2,451	$102,341
Magna International, Inc.	16,948	727,552
Metro, Inc.	10,656	349,826
Open Text Corp.	3,446	223,210
Pembina Pipeline Corp.	5,042	153,648
Quebecor, Inc., Class B	8,867	269,467
Transcontinental, Inc., Class A	8,419	113,070
		8,071,195
Denmark | 0.9%
Carlsberg A/S, Class B Sponsored ADR	38,060	731,894
Coloplast A/S, Class B	5,495	426,119
DONG Energy A/S	4,778	198,740
Jyske Bank A/S	5,729	268,013
Novo Nordisk A/S Sponsored ADR	11,720	487,435
Novo Nordisk A/S, Class B	8,499	354,115
Vestas Wind Systems A/S	2,037	168,296
		2,634,612
Finland | 0.5%
Kone Oyj, Class B	2,824	143,287
Orion Oyj, Class B	4,629	182,461
Sampo Oyj, A Shares ADR	48,545	1,076,243
UPM-Kymmene Oyj	5,090	107,487
		1,509,478
France | 0.5%
Airbus Group SE	6,136	371,159
BNP Paribas SA	4,717	242,528
CNP Assurances	9,198	154,524
Electricite de France SA	5,688	69,199
Faurecia	5,506	215,453
Orange SA	16,935	265,003
TOTAL SA	2,877	136,362
		1,454,228
Germany | 1.2%
Bayer AG	1,639	164,628
Continental AG Sponsored ADR	15,280	646,955
GEA Group AG Sponsored ADR	12,535	696,194
MTU Aero Engines AG	4,083	413,057
Muenchener Rueckversicherungs AG	1,731	322,831
ProSiebenSat.1 Media SE	3,018	129,248
Rheinmetall AG	1,138	79,206
Symrise AG ADR	53,160	972,296
		3,424,415
Hong Kong | 1.4%
AIA Group, Ltd. Sponsored ADR	25,380	683,991
CLP Holdings, Ltd.	51,000	529,489
Jardine Matheson Holdings, Ltd.	9,300	564,940

		Fair
Description	Shares	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Link Real Estate Investment Trust	183,000	$1,350,272
The Wharf Holdings, Ltd.	41,000	300,416
Wheelock & Co., Ltd.	103,000	611,859
Yue Yuen Industrial Holdings, Ltd.	44,000	182,437
		4,223,404
Ireland | 0.6%
Experian PLC	4,945	99,077
Ryanair Holdings PLC Sponsored ADR	2,659	199,505
Shire PLC ADR	8,075	1,565,419
		1,864,001
Israel | 0.7%
Bank Hapoalim BM	35,548	201,559
Israel Discount Bank, Ltd., Class A (a)	86,221	158,626
Nice, Ltd.	9,691	648,041
Orbotech, Ltd. (a)	11,287	334,208
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	12,885	592,839
		1,935,273
Italy | 0.5%
Davide Campari-Milano SpA ADR	165,310	930,695
Enel SpA	20,374	90,868
Moncler SpA	10,349	176,580
Recordati SpA	6,965	223,874
Saras SpA	40,775	64,832
		1,486,849
Japan | 5.3%
Amano Corp.	10,300	164,575
Astellas Pharma, Inc.	15,700	245,186
Azbil Corp.	5,100	154,122
Central Japan Railway Co.	1,800	307,956
Chubu Electric Power Co., Inc.	5,800	84,446
Daito Trust Construction Co., Ltd.	8,300	1,326,454
Daiwa House Industry Co., Ltd. ADR	40,265	1,103,261
Foster Electric Co., Ltd.	6,200	113,788
Fuji Heavy Industries, Ltd.	5,700	214,060
Haseko Corp.	17,600	169,466
Heiwa Corp.	8,000	177,857
Idemitsu Kosan Co., Ltd.	5,800	119,496
Iida Group Holdings Co., Ltd.	9,000	180,915
Japan Airlines Co., Ltd.	3,900	114,812
Kakaku.com, Inc.	4,500	81,254
KDDI Corp.	4,500	138,477
KDDI Corp. ADR	74,495	1,150,948
Kumagai Gumi Co., Ltd.	24,000	62,041
Kuraray Co., Ltd.	11,200	166,242
		Fair
Description	Shares	Value
Kyokuto Kaihatsu Kogyo Co., Ltd.	6,300	$72,714
Lion Corp.	12,000	194,103
Mazda Motor Corp.	5,500	84,503
MCJ Co., Ltd.	13,300	112,634
Mitsubishi Electric Corp.	17,000	217,642
Mitsubishi UFJ Financial Group, Inc.	30,700	154,809
Mitsui Chemicals, Inc.	27,000	128,680
Morinaga & Co., Ltd.	12,600	607,456
MS&AD Insurance Group Holdings, Inc.	5,400	150,642
Murata Manufacturing Co., Ltd.	1,100	143,477
Nichirei Corp.	15,500	348,849
Nihon Chouzai Co., Ltd.	2,200	96,267
Nippon Light Metal Holdings Co., Ltd.	89,100	192,010
Nippon Telegraph & Telephone Corp.	11,500	525,209
Nissan Chemical Industries, Ltd.	3,300	99,975
Nissan Motor Co., Ltd.	10,700	104,781
Nitto Denko Corp.	1,200	77,883
Oji Holdings Corp.	39,000	154,320
ORIX Corp.	14,900	219,856
Rengo Co., Ltd.	18,000	110,168
Ryohin Keikaku Co., Ltd. ADR	21,400	866,486
Sanyo Special Steel Co., Ltd.	12,000	67,289
Shimadzu Corp.	8,000	121,715
Showa Shell Sekiyu KK	37,800	350,753
Sumitomo Mitsui Financial Group, Inc.	48,700	1,641,333
Sumitomo Osaka Cement Co., Ltd.	35,000	162,695
Taiheiyo Cement Corp.	35,000	100,922
Taikisha, Ltd.	5,000	123,219
Takeuchi Manufacturing Co., Ltd.	7,900	133,186
Teijin, Ltd.	18,600	360,769
The San-In Godo Bank, Ltd.	24,000	164,130
Toho Holdings Co., Ltd.	3,700	78,478
Tohoku Electric Power Co., Inc.	7,300	95,204
Tokyu Fudosan Holdings Corp.	19,200	104,336
Toray Industries, Inc.	51,000	496,198
Ube Industries, Ltd.	38,000	72,642
West Japan Railway Co.	2,500	154,761
Yamaguchi Financial Group, Inc.	22,000	234,431
Yodogawa Steel Works, Ltd.	4,100	109,860
Yoshinoya Holdings Co., Ltd.	11,200	160,470
		15,470,211
Malta | 0.1%
Unibet Group PLC SDR	25,425	236,119
Netherlands | 1.1%
Koninklijke Vopak NV	3,993	209,585
NN Group NV	10,819	332,064
NXP Semiconductors NV (a)	12,340	1,258,803

		Fair
Description	Shares	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Royal Dutch Shell PLC, A Shares	6,193	$154,941
Wolters Kluwer NV	2,071	88,626
Wolters Kluwer NV Sponsored ADR	27,880	1,194,797
		3,238,816
New Zealand | 0.1%
Fletcher Building, Ltd.	28,145	220,244
Norway | 0.3%
Det Norske Oljeselskap ASA (a)	35,143	560,101
DNB ASA	7,631	100,254
Leroy Seafood Group ASA	2,963	150,001
Telenor ASA	10,514	180,790
		991,146
Portugal | 0.3%
Altri SGPS SA	14,896	52,041
EDP - Energias de Portugal SA	31,395	105,415
Galp Energia SGPS SA	43,679	597,150
Jeronimo Martins SGPS SA	5,527	95,832
		850,438
Singapore | 0.3%
CapitaLand, Ltd.	81,200	191,801
SATS, Ltd.	44,300	161,753
Singapore Airlines, Ltd.	51,700	399,883
		753,437
South Africa | 0.0%
Mediclinic International PLC	6,854	82,406
Spain | 0.5%
Banco Bilbao Vizcaya Argentaria SA	51,080	308,823
Banco Santander SA	154,150	681,649
CaixaBank SA	142,834	360,858
Corporacion Financiera Alba SA	1,317	55,346
		1,406,676
Sweden | 0.5%
Assa Abloy AB ADR	114,850	1,159,411
Axfood AB	10,567	186,337
Castellum AB	11,012	164,875
		1,510,623
Switzerland | 1.1%
Actelion, Ltd.	1,472	254,854
Actelion, Ltd. ADR	28,210	1,222,339
Roche Holding AG	7,577	1,879,626
		3,356,819
United Kingdom | 3.9%
Admiral Group PLC	8,648	229,674
BAE Systems PLC	24,479	166,080
		Fair
Description	Shares	Value
Bellway PLC	5,593	$172,044
Berendsen PLC	13,125	211,789
British American Tobacco PLC Sponsored ADR	10,120	1,291,818
BT Group PLC	185,552	935,568
Centrica PLC	446,631	1,321,051
Cineworld Group PLC	17,503	131,337
Compass Group PLC	21,825	423,241
Compass Group PLC Sponsored ADR	53,375	1,036,009
CVS Group PLC	8,753	100,436
Debenhams PLC	174,886	126,333
Greene King PLC	7,497	75,316
Greggs PLC	2,948	38,745
Halma PLC	10,150	138,006
Hargreaves Lansdown PLC	17,326	285,879
IG Group Holdings PLC	8,356	94,335
International Consolidated Airlines Group SA Sponsored ADR	2,462	64,024
JD Sports Fashion PLC	4,904	93,661
National Grid PLC	9,119	128,880
Petrofac, Ltd.	6,972	80,563
Provident Financial PLC	2,717	106,554
Prudential PLC ADR	21,805	778,656
RELX NV Sponsored ADR	66,980	1,196,263
RELX PLC	8,237	156,310
Rentokil Initial PLC	102,752	296,063
SSE PLC	37,620	763,663
Subsea 7 SA (a)	22,440	241,575
The Berkeley Group Holdings PLC	1,857	62,197
Unilever PLC Sponsored ADR	12,675	600,795
Wm Morrison Supermarkets PLC	90,530	255,536
		11,602,401
United States | 35.2%
3M Co.	9,901	1,744,853
AbbVie, Inc.	6,058	382,078
Accenture PLC, Class A	8,834	1,079,250
Aetna, Inc.	2,189	252,720
Air Lease Corp.	9,377	267,995
Alaska Air Group, Inc.	1,522	100,239
Alphabet, Inc., Class A (a)	2,101	1,689,330
Alphabet, Inc., Class C (a)	1,140	886,111
Altria Group, Inc.	2,222	140,497
Amazon.com, Inc. (a)	251	210,165
Amdocs, Ltd.	3,197	184,946
American Electric Power Co., Inc.	28,390	1,822,922
Amgen, Inc.	3,568	595,178
Aon PLC	10,287	1,157,185

		Fair
Description	Shares	Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Apple, Inc.	14,243	$1,610,171
Applied Materials, Inc.	28,070	846,310
ARRIS International PLC (a)	8,112	229,813
AT&T, Inc.	45,910	1,864,405
Automatic Data Processing, Inc.	4,741	418,156
AutoZone, Inc. (a)	905	695,348
Avon Products, Inc.	12,369	70,009
Baker Hughes, Inc.	3,266	164,835
Ball Corp.	876	71,788
Bank of America Corp.	50,864	796,022
Baxter International, Inc.	19,130	910,588
Bristol-Myers Squibb Co.	13,485	727,111
Bunge, Ltd.	7,038	416,861
C.R. Bard, Inc.	1,852	415,367
Campbell Soup Co.	14,042	768,097
Cardinal Health, Inc.	1,905	148,019
Carnival Corp.	10,012	488,786
Carrizo Oil & Gas, Inc. (a)	4,821	195,829
CBOE Holdings, Inc.	6,133	397,725
Chesapeake Energy Corp. (a)	32,256	202,245
Church & Dwight Co., Inc.	4,494	215,352
Cigna Corp.	1,173	152,865
Cisco Systems, Inc.	34,905	1,107,187
Citigroup, Inc.	16,542	781,279
Citrix Systems, Inc. (a)	4,412	375,991
Colgate-Palmolive Co.	2,286	169,484
Comcast Corp., Class A	14,377	953,770
ConAgra Foods, Inc.	4,056	191,078
CVS Health Corp.	6,225	553,963
Darden Restaurants, Inc.	7,042	431,815
Delta Air Lines, Inc.	6,672	262,610
Dr Pepper Snapple Group, Inc.	7,511	685,829
Eaton Corp. PLC	9,435	619,974
EOG Resources, Inc.	6,295	608,789
Equity Residential REIT	2,441	157,030
Everest Re Group, Ltd.	4,396	835,108
Exelon Corp.	10,217	340,124
Express Scripts Holding Co. (a)	2,968	209,333
Facebook, Inc., Class A (a)	7,228	927,136
FactSet Research Systems, Inc.	4,244	687,952
FedEx Corp.	5,421	946,940
Fidelity National Information Services, Inc.	8,580	660,917
Fifth Third Bancorp	36,532	747,445
Fiserv, Inc. (a)	2,143	213,164
Foot Locker, Inc.	2,618	177,291
Ford Motor Co.	6,802	82,100
		Fair
Description	Shares	Value
General Dynamics Corp.	1,194	$185,261
General Electric Co.	14,510	429,786
General Mills, Inc.	11,627	742,733
General Motors Co.	12,416	394,456
Genpact, Ltd. (a)	5,864	140,443
Great Plains Energy, Inc.	26,927	734,838
Hasbro, Inc.	4,000	317,320
HCA Holdings, Inc. (a)	7,892	596,872
Honeywell International, Inc.	10,765	1,255,091
HP, Inc.	30,229	469,456
Huntington Ingalls Industries, Inc.	1,905	292,265
IDEXX Laboratories, Inc. (a)	2,438	274,836
Intel Corp.	24,559	927,102
Intercontinental Exchange, Inc.	3,454	930,369
Intuit, Inc.	4,587	504,616
Iron Mountain, Inc. REIT	2,586	97,053
Johnson & Johnson	21,334	2,520,185
Johnson Controls International PLC	12,066	561,431
Jones Lang LaSalle, Inc.	1,756	199,815
JPMorgan Chase & Co.	22,660	1,508,929
Juniper Networks, Inc.	9,040	217,502
KB Home	6,268	101,040
Kellogg Co.	6,225	482,251
KeyCorp.	29,084	353,952
Kimberly-Clark Corp.	10,834	1,366,601
Lowe’s Cos., Inc.	20,553	1,484,132
Marriott International, Inc., Class A	4,974	334,899
Marsh & McLennan Cos., Inc.	6,795	456,964
MasterCard, Inc.	3,657	372,173
McKesson Corp.	3,460	576,955
Mead Johnson Nutrition Co.	5,410	427,444
MetLife, Inc.	4,093	181,852
Mettler-Toledo International, Inc. (a)	1,573	660,393
Microsoft Corp.	44,399	2,557,382
Molson Coors Brewing Co., Class B	9,116	1,000,937
Monsanto Co.	9,508	971,718
Motorola Solutions, Inc.	1,779	135,702
MSCI, Inc.	2,351	197,343
NIKE, Inc., Class B	11,765	619,427
Nordstrom, Inc.	4,038	209,491
Northrop Grumman Corp.	1,967	420,840
O’Reilly Automotive, Inc. (a)	2,897	811,479
Omnicom Group, Inc.	3,634	308,890
Patterson-UTI Energy, Inc.	6,308	141,110
Paychex, Inc.	7,051	408,041
PayPal Holdings, Inc. (a)	2,472	101,278
PepsiCo, Inc.	8,757	952,499

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Phillips 66	7,119	$573,435
Pinnacle West Capital Corp.	2,920	221,891
Piper Jaffray Cos., Inc. (a)	6,113	295,258
Pool Corp.	5,438	514,000
Post Holdings, Inc. (a)	1,951	150,559
Primerica, Inc.	6,758	358,377
Public Service Enterprise Group, Inc.	14,036	587,687
Quest Diagnostics, Inc.	2,507	212,167
Quintiles Transnational Holdings, Inc. (a)	22,844	1,851,735
Regions Financial Corp.	12,091	119,338
Republic Services, Inc.	8,408	424,184
Reynolds American, Inc.	22,010	1,037,771
Rockwell Automation, Inc.	7,590	928,561
Rockwell Collins, Inc.	4,177	352,288
Ross Stores, Inc.	18,573	1,194,244
S&P Global, Inc.	11,419	1,445,189
Sanderson Farms, Inc.	1,616	155,669
Schlumberger, Ltd.	18,735	1,473,320
Skechers USA, Inc., Class A (a)	3,180	72,822
Skyworks Solutions, Inc.	4,981	379,253
Snap-on, Inc.	3,815	579,727
Southwestern Energy Co. (a)	7,436	102,914
Spirit AeroSystems Holdings, Inc., Class A (a)	4,372	194,729
Starbucks Corp.	10,737	581,301
Sysco Corp.	9,733	477,014
Tallgrass Energy GP LP	8,471	203,728
Teradata Corp. (a)	3,561	110,391
Tesoro Corp.	2,769	220,302
Texas Instruments, Inc.	17,614	1,236,151
The Boeing Co.	4,668	614,962
The Charles Schwab Corp.	20,380	643,397
The Clorox Co.	7,115	890,656
The Dow Chemical Co.	15,738	815,701
The Estee Lauder Cos., Inc., Class A	2,579	228,396
The Kroger Co.	46,531	1,381,040
The Procter & Gamble Co.	12,057	1,082,116
The Southern Co.	21,521	1,104,027
The TJX Cos., Inc.	11,515	861,092
The Walt Disney Co.	1,697	157,583
Thermo Fisher Scientific, Inc.	5,785	920,162
Time Warner, Inc.	17,241	1,372,556
Tyson Foods, Inc., Class A	9,253	690,922
Ubiquiti Networks, Inc. (a)	2,471	132,199
United Rentals, Inc. (a)	2,684	210,667
United Technologies Corp.	11,295	1,147,572
UnitedHealth Group, Inc.	9,604	1,344,560
Description	Shares	Fair Value
Universal Health Services, Inc., Class B	1,765	$217,483
Unum Group	5,565	196,500
Vantiv, Inc., Class A (a)	15,760	886,815
Verizon Communications, Inc.	55,928	2,907,137
Visa, Inc., Class A	15,928	1,317,246
Wabash National Corp. (a)	4,449	63,354
Wal-Mart Stores, Inc.	14,486	1,044,730
Waters Corp. (a)	2,834	449,161
WellCare Health Plans, Inc. (a)	4,196	491,310
Wells Fargo & Co.	4,931	218,345
Wyndham Worldwide Corp.	3,988	268,512
Xcel Energy, Inc.	11,848	487,427
Zoetis, Inc.	26,895	1,398,809
		103,579,074
Total Common Stocks (Cost $167,253,111)		177,952,918

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 9.3%
Australia | 0.6%
Telstra Corp., Ltd.:
4.000%, 11/15/17	AUD	1,450	$1,129,826
4.000%, 09/16/22	AUD	40	32,542
Toyota Finance Australia, Ltd., 4.250%, 05/15/19	AUD	827	662,667
			1,825,035
Belgium | 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.375%, 01/25/18	CAD	1,435	1,109,444
2.650%, 02/01/21	USD	590	608,859
			1,718,303
Canada | 1.3%
Suncor Energy, Inc., 6.100%, 06/01/18	USD	710	762,606
The Bank of Nova Scotia, 2.125%, 09/11/19	USD	1,755	1,787,545
The Toronto-Dominion Bank:
2.250%, 11/05/19	USD	440	448,850
2.621%, 12/22/21	CAD	970	776,850
			3,775,851
Denmark | 0.2%
Carlsberg Breweries A/S, 2.500%, 05/28/24	EUR	500	636,326
France | 0.3%
Orange SA, 5.375%, 07/08/19	USD	803	887,892

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Germany | 0.6%
BMW Finance NV, 3.375%, 12/14/18	GBP	870	$1,191,791
Daimler Finance North America LLC, 3.875%, 09/15/21	USD	575	625,307
			1,817,098
Mexico | 0.1%
America Movil SAB de CV, 6.450%, 12/05/22	MXN	7,000	350,636
Netherlands | 0.3%
Bank Nederlandse Gemeenten NV, 5.000%, 09/16/20	NZD	895	704,708
New Zealand | 0.1%
Fonterra Cooperative Group, Ltd., 5.500%, 02/26/24	AUD	300	261,668
Norway | 0.4%
Statoil ASA, 3.700%, 03/01/24	USD	600	652,389
Telenor ASA, 1.750%, 05/22/18	USD	480	481,603
			1,133,992
United Kingdom | 0.5%
Centrica PLC, 7.000%, 09/19/18	GBP	100	144,937
Rolls-Royce PLC, 6.750%, 04/30/19	GBP	452	674,414
SSE PLC, 5.000%, 10/01/18	GBP	500	702,451
			1,521,802
United States | 4.3%
Alphabet, Inc., 3.625%, 05/19/21	USD	445	488,383
Apple, Inc.:
2.850%, 02/23/23	USD	167	175,857
3.850%, 05/04/43	USD	1,120	1,147,575
Citigroup, Inc., 3.340%, 05/04/21 (e)	AUD	1,415	1,088,067
General Electric Co., 5.500%, 02/01/17	NZD	370	271,516
John Deere Canada Funding, Inc.:
2.300%, 01/17/18	CAD	395	305,005
2.050%, 09/17/20	CAD	645	500,037
John Deere Capital Corp., 2.300%, 09/16/19	USD	270	276,526
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	590	651,894
Microsoft Corp., 4.450%, 11/03/45	USD	773	880,924
Description	Security Currency	Principal Amount (000)	Fair Value
Morgan Stanley, 2.500%, 01/24/19	USD	$1,125	$1,145,895
Nestle Holdings, Inc., 2.500%, 07/10/17	NOK	6,660	841,973
The Goldman Sachs Group, Inc.:
5.200%, 12/17/19	NZD	1,260	963,653
3.625%, 01/22/23	USD	775	819,182
The Home Depot, Inc., 2.625%, 06/01/22	USD	830	861,962
Union Pacific Corp., 4.163%, 07/15/22	USD	840	943,841
Valero Energy Corp., 6.125%, 02/01/20	USD	354	399,446
Wells Fargo & Co., 3.200%, 07/27/21 (e)	AUD	555	427,594
Wells Fargo Canada Corp., 3.040%, 01/29/21	CAD	710	572,107
			12,761,437
Total Corporate Bonds (Cost $27,520,964)			27,394,748
Foreign Government Obligations | 12.9%
Australia | 1.2%
Queensland Treasury Corp., 5.500%, 06/21/21	AUD	1,210	1,074,190
Treasury Corp. of Victoria, 6.000%, 10/17/22	AUD	1,760	1,663,736
Western Australian Treasury Corp., 6.000%, 10/16/23	AUD	950	901,952
			3,639,878
Bahamas | 0.2%
Commonwealth of Bahamas, 5.750%, 01/16/24	USD	520	548,600
Bermuda | 0.6%
Government of Bermuda:
5.603%, 07/20/20	USD	1,405	1,582,381
4.138%, 01/03/23	USD	300	321,176
			1,903,557
Canada | 3.0%
City of Vancouver, 2.900%, 11/20/25	CAD	415	338,301
Province of Alberta, 4.000%, 12/01/19	CAD	1,615	1,346,459
Province of British Columbia, 3.700%, 12/18/20	CAD	1,965	1,661,462
Province of Ontario:
2.450%, 06/29/22	USD	1,885	1,957,154
1.950%, 01/27/23	CAD	1,160	912,659
Province of Quebec:
3.500%, 07/29/20	USD	1,635	1,759,391

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
2.500%, 04/20/26	USD	860	$883,128
			8,858,554
Colombia | 0.3%
Republic of Colombia, 2.625%, 03/15/23	USD	850	838,525
Ireland | 0.6%
Irish Treasury, 3.400%, 03/18/24	EUR	1,220	1,709,879
Mexico | 1.2%
Mexican Bonos:
5.000%, 12/11/19	MXN	29,810	1,506,216
6.500%, 06/09/22	MXN	15,960	847,635
United Mexican States, 6.750%, 02/06/24	GBP	635	1,041,165
			3,395,016
New Zealand | 0.9%
New Zealand Government Bonds:
3.000%, 04/15/20	NZD	2,105	1,588,150
6.000%, 05/15/21	NZD	1,320	1,102,175
			2,690,325
Norway | 1.0%
Oslo Kommune:
4.900%, 11/04/19	NOK	2,000	273,410
3.550%, 02/12/21	NOK	4,000	534,381
3.600%, 12/06/22	NOK	3,000	415,480
2.450%, 05/24/23	NOK	4,000	514,567
3.650%, 11/08/23	NOK	4,000	555,175
2.350%, 09/04/24	NOK	4,000	512,646
			2,805,659
Panama | 0.4%
Republic of Panama, 4.000%, 09/22/24	USD	1,000	1,092,500
Poland | 1.3%
Poland Government Bond, 1.790%, 01/25/21 (e)	PLN	10,820	2,786,308
Republic of Poland, 3.000%, 03/17/23	USD	984	1,020,900
			3,807,208
Singapore | 1.0%
Singapore Government Bond, 3.000%, 09/01/24	SGD	3,675	2,953,582
Slovakia | 0.1%
Slovak Republic, 4.375%, 05/21/22	USD	200	228,000
Spain | 0.3%
Spain Government Bond, 1.950%, 07/30/30	EUR	745	911,546
Description	Security Currency	Principal Amount (000)	Fair Value
Sweden | 0.6%
Kommuninvest I Sverige AB, 1.500%, 04/23/19 (d)	USD	500	$504,390
Svensk Exportkredit AB, 1.875%, 12/21/18	GBP	955	1,274,790
			1,779,180
United Kingdom | 0.2%
United Kingdom Treasury, 2.000%, 07/22/20	GBP	535	740,892
Total Foreign Government Obligations (Cost $37,919,099)			37,902,901
Quasi Government Bonds | 1.9%
Canada | 0.6%
Hydro-Quebec:
1.038%, 12/01/19 (e)	CAD	1,665	1,268,925
9.625%, 07/15/22	CAD	368	408,258
			1,677,183
Chile | 0.4%
Corp. Nacional del Cobre de Chile, 4.500%, 08/13/23	USD	1,230	1,311,363
Germany | 0.3%
KFW, 1.125%, 12/23/19	GBP	485	644,551
Landeskreditbank Baden-Wuerttemberg Foerderbank, 3.000%, 05/22/17	NOK	1,180	148,939
			793,490
Mexico | 0.2%
Nacional Financiera SNC, 3.375%, 11/05/20	USD	600	620,367
Singapore | 0.4%
Temasek Financial I, Ltd., 4.300%, 10/25/19	USD	1,215	1,324,487
Total Quasi Government Bonds (Cost $5,775,599)			5,726,890
Supranationals | 1.8%
African Development Bank, 2.375%, 09/23/21	USD	740	772,181
Asian Development Bank:
1.875%, 04/12/19	USD	1,725	1,759,823
2.125%, 03/19/25	USD	755	775,264
Corporacion Andina de Fomento, 4.375%, 06/15/22	USD	715	793,114
European Investment Bank, 1.125%, 09/16/21 (d)	CAD	1,065	807,726

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Inter-American Development Bank, 6.000%, 12/15/17	NZD	630	$477,573
Total Supranationals (Cost $5,350,453)			5,385,681
US Municipal Bonds | 0.8%
California | 0.4%
California State Build America Bond, 7.500%, 04/01/34	USD	775	1,174,304
Georgia | 0.3%
Georgia State Build America Bond: Series H, 5.014%, 11/01/27	USD	420	518,956
Series B, 2.380%, 02/01/27	USD	350	354,382
			873,338
Pennsylvania | 0.0%
Pennsylvania State Build America Bond Third Series B, 5.850%, 07/15/30	USD	50	56,867
Texas | 0.0%
Texas State Build America Bond Series A, 4.123%, 04/01/25	USD	100	115,387
Wisconsin | 0.1%
Wisconsin State Build America Bond Series D, 5.400%, 05/01/28	USD	175	199,127
Total US Municipal Bonds (Cost $2,381,907)			2,419,023
US Treasury Securities | 1.5%
US Treasury Notes:
2.125%, 05/15/25	USD	3,195	3,342,270
1.625%, 05/15/26	USD	932	934,116
Total US Treasury Securities (Cost $4,202,073)			4,276,386

Description		Shares	Fair Value
Short-Term Investment | 4.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $13,114,608)		13,114,608	$13,114,608
Total Investments l 93.2% (Cost $263,517,814) (b), (f)			$274,173,155
Cash and Other Assets in Excess of Liabilities l 6.8%			19,924,688
Net Assets l 100.0%			$294,097,843

Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)

Forward Currency Contracts open at September 30, 2016:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	186,140	USD	142,000	CIT	11/16/16	$329	$—
CAD	234,539	USD	177,600	CIT	11/16/16	1,229	—
CAD	370,380	USD	286,852	RBC	11/16/16	—	4,448
CHF	682,838	USD	704,276	HSB	11/16/16	351	—
CZK	1,549,311	USD	64,394	CIT	11/16/16	122	—
DKK	4,191,239	USD	631,867	CIT	11/16/16	1,796	—
EUR	109,167	USD	123,070	CIT	11/16/16	—	197
EUR	109,267	USD	123,214	CIT	11/16/16	—	229
EUR	141,457	USD	159,368	CIT	11/16/16	—	152
EUR	327,787	USD	369,576	CIT	11/16/16	—	639
EUR	2,015,123	USD	2,273,300	CIT	11/16/16	—	5,195
EUR	6,005,938	USD	6,736,530	CIT	11/16/16	23,404	—
EUR	108,981	USD	121,742	HSB	11/16/16	920	—
EUR	7,178,238	USD	8,051,112	HSB	11/16/16	28,295	—
EUR	2,686,666	USD	3,004,633	HSB	12/01/16	21,247	—
EUR	471,483	USD	528,763	SCB	11/16/16	1,910	—
GBP	465,226	USD	603,800	CIT	11/16/16	—	301
GBP	437,272	USD	588,000	HSB	11/16/16	—	20,763
GBP	755,649	USD	981,755	HSB	11/16/16	—	1,514
GBP	285,237	USD	373,939	SSB	12/01/16	—	3,837
JPY	176,022,896	USD	1,758,200	CIT	11/16/16	—	19,330
JPY	1,120,520,111	USD	11,144,464	CIT	11/16/16	—	75,228
JPY	454,974,225	USD	4,523,461	HSB	11/16/16	—	28,926
JPY	44,798,314	USD	445,382	SCB	11/16/16	—	2,835
JPY	77,444,595	USD	755,071	SSB	12/01/16	10,423	—
KRW	1,162,510,320	USD	1,032,058	CIT	11/17/16	23,166	—
NOK	1,243,190	USD	149,368	HSB	11/16/16	6,158	—
NOK	3,750,980	USD	456,323	HSB	11/16/16	12,931	—
SEK	755,599	USD	88,800	CIT	11/16/16	—	536
SEK	4,235,193	USD	503,345	CIT	11/16/16	—	8,617
SEK	4,563,075	USD	542,275	HSB	11/16/16	—	9,246
USD	594,000	AUD	602,020	CAN	11/16/16	—	8,020
USD	2,813,571	AUD	2,807,827	CAN	11/16/16	5,744	—
USD	463,348	AUD	462,522	CIT	11/16/16	825	—
USD	410,321	AUD	410,635	HSB	11/16/16	—	315
USD	1,813,922	AUD	1,810,598	HSB	11/16/16	3,325	—
USD	654,301	AUD	667,440	HSB	12/01/16	—	13,140
USD	327,555	AUD	334,139	SSB	12/01/16	—	6,585
USD	350,000	CAD	352,467	HSB	11/16/16	—	2,467
USD	834,177	CAD	842,842	HSB	11/16/16	—	8,665
USD	2,085,056	CAD	2,052,469	HSB	11/16/16	32,586	—
USD	2,805,291	CAD	2,796,745	HSB	12/01/16	8,546	—
USD	808,335	CAD	807,240	RBC	11/16/16	1,095	—
USD	4,741,008	CAD	4,667,488	RBC	11/16/16	73,520	—
USD	348,054	CAD	347,121	SSB	12/01/16	933	—

Lazard Retirement Global Dynamic Multi Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	700,972	CHF	704,627	HSB	11/16/16	$—	$3,655
USD	629,679	DKK	633,663	CIT	11/16/16	—	3,984
USD	262,285	EUR	262,738	CIT	11/16/16	—	453
USD	288,771	GBP	288,526	CIT	11/16/16	245	—
USD	70,583	GBP	70,426	HSB	11/16/16	157	—
USD	309,124	GBP	308,075	HSB	11/16/16	1,049	—
USD	2,374,114	GBP	2,372,523	HSB	11/16/16	1,591	—
USD	288,940	GBP	288,721	JPM	11/16/16	219	—
USD	1,640,584	HKD	1,640,328	SSB	12/01/16	256	—
USD	1,125,000	JPY	1,150,713	CIT	11/16/16	—	25,713
USD	649,135	JPY	658,186	HSB	12/01/16	—	9,051
USD	232,560	MXN	235,110	HSB	11/16/16	—	2,549
USD	433,064	MXN	426,078	HSB	11/16/16	6,986	—
USD	1,490,360	MXN	1,395,627	HSB	11/16/16	94,734	—
USD	470,194	MXN	440,363	JPM	11/16/16	29,830	—
USD	258,473	NOK	263,595	HSB	11/16/16	—	5,122
USD	4,050,867	NOK	4,152,187	HSB	11/16/16	—	101,321
USD	3,261,894	NZD	3,270,492	CAN	11/16/16	—	8,598
USD	427,207	NZD	428,321	CIT	11/16/16	—	1,114
USD	286,043	NZD	286,830	HSB	11/16/16	—	787
USD	489,822	NZD	489,110	HSB	11/16/16	713	—
USD	275,432	PLN	276,852	HSB	11/17/16	—	1,419
USD	2,422,949	PLN	2,417,546	HSB	11/17/16	5,403	—
USD	279,000	SEK	277,673	HSB	11/16/16	1,327	—
USD	561,706	SGD	561,269	SCB	11/16/16	437	—
USD	810,231	SGD	804,508	SCB	11/16/16	5,723	—
USD	1,564,759	SGD	1,542,063	SCB	11/16/16	22,696	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$430,221	$384,951

Lazard Retirement Series, Inc. Notes to Portfolios of Investments September 30, 2016 (unaudited)

(a) Non-income producing security.

(b) For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Strategic Equity	$9,129,085	$1,165,918	$112,861	$1,053,057
US Small-Mid Cap Equity	53,572,608	5,793,414	1,640,127	4,153,287
International Equity	589,812,239	122,433,606	26,461,224	95,972,382
Emerging Markets Equity	1,103,509,454	166,282,453	155,262,408	11,020,045
Global Dynamic Multi Asset	263,517,814	16,110,874	5,455,533	10,655,341

(c) Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under accounting principles generally accepted in the United States of America hierarchy.

(d) Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2016, the percentage of net assets for each Portfolios were as follows:

Portfolio	Percentage of Net Assets
Emerging Markets Equity	0.4%
Global Dynamic Multi Asset	0.4

(e) Variable and floating rate securities are securities which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2016.

(f) The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
PJSC	- Public Joint Stock Company
REIT	- Real Estate Investment Trust
SDR	- Swedish Depositary Receipt

Currency Abbreviations:
AUD	- Australian Dollar	KRW	- South Korean Won
CAD	- Canadian Dollar	MXN	- Mexican New Peso
CHF	- Swiss Franc	NOK	- Norwegian Krone
CZK	- Czech Koruna	NZD	- New Zealand Dollar
DKK	- Danish Krone	PLN	- Polish Zloty
EUR	- Euro	SEK	- Swedish Krone
GBP	- British Pound Sterling	SGD	- Singapore Dollar
HKD	- Hong Kong Dollar	USD	- United States Dollar
JPY	- Japanese Yen

Counterparty Abbreviations:
CAN	- Canadian Imperial Bank of Commerce	RBC	- Royal Bank of Canada
CIT	- Citibank NA	SCB	- Standard Chartered Bank
HSB	- HSBC Bank USA NA	SSB	- State Street Bank and Trust Co.
JPM	- JPMorgan Chase Bank NA

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Retirement International Equity Portfolio	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi Asset Portfolio
Industry*
Aerospace & Defense	0.8%	—%	1.6%
Air Freight & Logistics	—	—	0.3
Airlines	1.3	—	0.4
Auto Components	1.9	1.7	0.8
Automobiles	1.5	3.8	1.1
Banks	6.8	24.9	6.1
Beverages	4.4	1.6	2.8
Biotechnology	2.9	—	1.9
Building Products	2.0	—	0.4
Capital Markets	0.6	—	3.3
Chemicals	1.6	0.3	1.4
Commercial Services & Suppliers	—	—	0.4
Communications Equipment	—	—	0.6
Construction & Engineering	2.0	—	0.1
Construction Materials	1.0	1.7	0.2
Consumer Finance	1.3	—	—
Containers & Packaging	—	—	0.1
Distributors	—	0.9	0.2
Diversified Financial Services	—	—	0.3
Diversified Telecommunication Services	2.3	3.0	3.4
Electric Utilities	1.0	—	2.5
Electrical Equipment	—	0.5	0.7
Electronic Equipment, Instruments & Components	—	1.9	0.4
Energy Equipment & Services	—	—	0.7
Equity Real Estate Investment Trusts (REITs)	—	—	0.8
Food & Staples Retailing	2.9	2.7	1.6
Food Products	—	—	2.1
Health Care Equipment & Supplies	—	—	0.7
Health Care Providers & Services	—	0.7	1.5
Hotels, Restaurants & Leisure	—	—	1.4
Household Durables	1.9	1.2	0.3
Household Products	—	0.9	1.3
Independent Power and Renewable Electricity Producers	—	—	0.6
Industrial Conglomerates	0.5	1.3	1.5
Insurance	8.6	3.5	2.4
Internet & Catalog Retail	—	—	0.1
Internet Software & Services	—	5.7	1.4
IT Services	2.1	5.9	2.2
Leisure Products	—	—	0.2
Life Sciences Tools & Services	—	—	1.3
Machinery	2.6	0.8	0.9
Media	2.2	—	1.2
Metals & Mining	2.0	1.7	1.2
Multiline Retail	2.2	0.8	0.6
Multi-Utilities	—	—	0.9
Oil, Gas & Consumable Fuels	6.8	8.7	2.2
Paper & Forest Products	—	—	0.1
Personal Products	1.4	0.6	0.3
Pharmaceuticals	6.2	—	3.0
Professional Services	3.9	—	0.9

Real Estate Management & Development	2.7	—	1.4
Road & Rail	1.2	0.9	0.8
Semiconductors & Semiconductor Equipment	2.3	6.5	1.6
Software	2.1	—	1.8
Specialty Retail	2.7	—	2.3
Technology Hardware, Storage & Peripherals	—	3.7	1.2
Textiles, Apparel & Luxury Goods	—	—	0.4
Thrifts & Mortgage Finance	—	—	0.1
Tobacco	4.6	1.4	0.8
Trading Companies & Distributors	2.8	—	0.2
Transportation Infrastructure	—	1.5	0.1
Wireless Telecommunication Services	2.6	8.1	0.6
Subtotal	95.7	96.9	71.7
Foreign Government Obligations	—	—	12.9
Supranationals	—	—	1.8
US Municipal Bonds	—	—	0.8
US Treasury Securities	—	—	1.5
Short-Term Investments	3.7	3.6	4.5
Total Investments	99.4%	100.5%	93.2%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Lazard Retirement Series, Inc.'s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a)  The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: November 28, 2016

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: November 28, 2016